Other Comprehensive Income - Schedule of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	£ (6)	£ (109)	£ (113)
Currency translation adjustment disposed	4	(70)	4
Attributable tax	10	(13)	5
Items that are not reclassified to the income statement
Fair value gain on other financial assets	24	14	20
Attributable tax	(3)	(6)	(4)
Remeasurement of retirement benefit obligations	149	(23)	(145)
Attributable tax	(61)	2	22
Other comprehensive income/(expense) for the year	117	(205)	(217)
Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations			(2)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations			(4)
Fair value reserve [member]
Items that are not reclassified to the income statement
Fair value gain on other financial assets	24	14	20
Other comprehensive income/(expense) for the year	24	14	20
Translation reserve [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(6)	(109)	(113)
Currency translation adjustment disposed	4	(70)	4
Items that are not reclassified to the income statement
Other comprehensive income/(expense) for the year	(2)	(179)	(111)
Translation reserve [member] | Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations			(2)
Retained earnings [member]
Items that may be reclassified to the income statement
Attributable tax	10	(13)	5
Items that are not reclassified to the income statement
Attributable tax	(3)	(6)	(4)
Remeasurement of retirement benefit obligations	149	(23)	(145)
Attributable tax	(61)	2	22
Other comprehensive income/(expense) for the year	95	(40)	(126)
Retained earnings [member] | Associates [member]
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations			(4)
Equity attributable to equity holders of the company [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(6)	(109)	(113)
Currency translation adjustment disposed	4	(70)	4
Attributable tax	10	(13)	5
Items that are not reclassified to the income statement
Fair value gain on other financial assets	24	14	20
Attributable tax	(3)	(6)	(4)
Remeasurement of retirement benefit obligations	149	(23)	(145)
Attributable tax	(61)	2	22
Other comprehensive income/(expense) for the year	£ 117	£ (205)	(217)
Equity attributable to equity holders of the company [member] | Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations			(2)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations			£ (4)